Accumulated losses/ Retained earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Accumulated losses/ Retained earnings
Balance at beginning	$ (24,432)	$ (18,239)
Net loss	(15,217)	(6,193)
Balance at ending	$ (39,649)	$ (24,432)